EARNINGS PER SHARE (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2016 $ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income from continuing operations	¥ 118,830,685	$ 17,860,413	¥ 844,562,549
Net income from discontinued operations	0	0	144,096,037
Total net income	118,830,685	17,860,413	988,658,586
Net income from continuing operations	118,830,685	17,860,413	844,562,549
Less: Net loss attributable to non-controlling interests from continuing operations	(402,841)	(60,547)	(309,481)
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	119,233,526		844,872,030
Net income from discontinued operations	0	0	144,096,037
Less: Net income attributable to non-controlling interests from discontinued operations	0	0	5,283,635
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations	0	0	142,701,878
Less:Allocation of net income to participating preferred shares issued by subsidiary	0	$ 0	13,894,948
Net income attributable to Jinkosolar’s ordinary shareholders from discontinued operations	0		144,096,037
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	119,233,526		844,872,030
Dilutive effects of Convertible senior notes			6,142,661
Reversal of change in fair value assumed conversion of warrants	¥ 0		¥ (34,937,341)
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding | shares	128,442,966	128,442,966	125,680,215
Denominator for diluted calculation - weighted average number of ordinary shares outstanding | shares	130,720,283	130,720,283	134,070,821
Continuing operations:
Basic earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations | (per share)	¥ 0.93	$ 0.14	¥ 6.72
Diluted earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations | (per share)	0.91	0.14	6.09
Discontinued operations
Basic earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations | (per share)	0	0	(0.14)	$ (0.14)
Diluted earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations | (per share)	¥ 0	$ 0	¥ (0.14)	$ (0.14)
Continuing Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Numerator for diluted income per share for continuing operations	¥ 119,233,526		¥ 816,077,350
Discontinued Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Numerator for diluted income per share for continuing operations	¥ 0		¥ (17,784,424)
2016 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment | shares	0	0	3,386,996
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment | shares	2,277,317	2,277,317	2,275,166
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment | shares	0	0	2,728,444